Equipment Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Equipment Lease Obligations

Future minimum lease payments for equipment lease obligations as of September 30, 2016 are as follows:

Period ending September 30,	Amount
2017	$768
2018	669

Total minimum lease payments	1,437
Amount representing interest at 4.8%—6.3%	(81)

Present value of payments	1,356
Less: current portion	(707)

Total equipment financing obligations, net of current portion	$649

Future annual payments for equipment financing obligations at December 31, 2015 are as follows:

Year Ending December 31,	Amount
2016	$483
2017	720
2018	588
2019	—
2020	—

Total payments	1,791
Less: amount representing interest at 4.8%—6.3%	136

Present value of payments	1,655
Less: current portion	409

Equipment financing obligations, net of current portion	$1,246